Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets at Fair Value through Profit or Loss [Abstract]
Schedule of Financial Assets at Fair Value through Profit or Loss
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Listed equity investments, at fair value	1,141	-	-
Other unlisted investments, at fair value	-	4,000	572
Total	1,141	4,000	572